Right of use assets and operating lease liability (Details Narrative)		12 Months Ended
	Dec. 08, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right Of Use Assets And Operating Lease Liability
Total rental fee	$ 77,000
Incremental borrowing rate		5.25%		5.25%	5.25%	5.25%
Remaining lease term		1 year		1 year	1 year	1 year
Right of use of asset		$ 27,000		$ 15,000	$ 19,000	$ 37,000	$ 72,000
Operating lease liability					$ 19,000	$ 37,000	$ 72,000
Operating lease payments		$ 27,000	$ 37,000